LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
2021
Principal repayments of long-term debt
Principal repayments	$ 1,090,960
2022
Principal repayments of long-term debt
Principal repayments	741,996
2024 and thereafter (5 years or more)
Principal repayments of long-term debt
Principal repayments	$ 2,411,440